Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ 1,334	$ 77,966	$ (23,734)		$ 55,566
Beginning balance, shares at Dec. 31, 2018		13,340,200
Common stock issued in private placements		$ 17	153			170
Common stock issued in private placements, shares		170,000
Common shares returned by founders		$ (50)	50
Common shares returned by founders, shares		(500,000)
Net income(loss)				(150,984)		(150,984)
Balance at Dec. 31, 2019		$ 1,301	78,169	(174,718)		(95,248)
Ending balance, shares at Dec. 31, 2019		13,010,200
Net income(loss)				(26,001,782)		(26,001,782)
Issuance of super voting preferred stock			26,020,400			26,020,400
Issuance of super voting preferred stock, shares	1,000
Balance at Mar. 31, 2020		$ 1,301	26,098,569	(26,176,500)		(76,630)
Ending balance, shares at Mar. 31, 2020	1,000	13,010,200
Beginning balance, value at Dec. 31, 2019		$ 1,301	78,169	(174,718)		(95,248)
Beginning balance, shares at Dec. 31, 2019		13,010,200
Net income(loss)						(26,132,488)
Change in foreign currency translation
Balance at Sep. 30, 2020		$ 1,418	26,264,807	(26,307,206)		(40,981)
Ending balance, shares at Sep. 30, 2020	1,000	13,127,200
Beginning balance, value at Dec. 31, 2019		$ 1,301	78,169	(174,718)		(95,248)
Beginning balance, shares at Dec. 31, 2019		13,010,200
Common stock issued for services		$ 122	168,529			168,651
Common stock issued for services,shares		122,318
Net income(loss)				(26,155,061)		(26,155,061)
Issuance of super voting preferred stock			26,020,400			26,020,400
Issuance of super voting preferred stock, shares	1,000
Change in foreign currency translation					9,892	9,892
Balance at Dec. 31, 2020		$ 1,313	26,267,208	(26,329,779)	9,892	(51,366)
Ending balance, shares at Dec. 31, 2020	1,000	13,132,518
Beginning balance, value at Mar. 31, 2020		$ 1,301	26,098,569	(26,176,500)		(76,630)
Beginning balance, shares at Mar. 31, 2020	1,000	13,010,200
Common stock issued for services		$ 60	119,940			120,000
Common stock issued for services,shares		60,000
Net income(loss)				(189,850)		(189,850)
Balance at Jun. 30, 2020		$ 1,361	26,218,509	(26,366,350)		(146,480)
Ending balance, shares at Jun. 30, 2020	1,000	13,070,200
Common stock issued for services		$ 57	46,298			46,355
Common stock issued for services,shares		57,000
Net income(loss)				59,144		59,144
Change in foreign currency translation
Balance at Sep. 30, 2020		$ 1,418	26,264,807	(26,307,206)		(40,981)
Ending balance, shares at Sep. 30, 2020	1,000	13,127,200
Beginning balance, value at Dec. 31, 2020		$ 1,313	26,267,208	(26,329,779)	9,892	(51,366)
Beginning balance, shares at Dec. 31, 2020	1,000	13,132,518
Common stock issued for services		$ 35	485,503			485,538
Common stock issued for services,shares		349,681
Common stock issued in private placements	$ 415,628	$ 299,958			300,000
Common stock issued in private placements, shares		42
Net income(loss)				(410,545)		(410,545)
Change in foreign currency translation					(5,265)	(5,265)
Balance at Mar. 31, 2021		$ 1,390	27,052,669	(26,740,324)	4,627	318,362
Ending balance, shares at Mar. 31, 2021	1,000	13,897,827
Beginning balance, value at Dec. 31, 2020		$ 1,313	26,267,208	(26,329,779)	9,892	$ (51,366)
Beginning balance, shares at Dec. 31, 2020	1,000	13,132,518
Common stock issued in private placements, shares						914,488
Net income(loss)						$ (810,110)
Change in foreign currency translation						(6,872)
Balance at Sep. 30, 2021		$ 1,407	27,351,373	(27,139,889)	3,019	215,910
Ending balance, shares at Sep. 30, 2021	1,000	14,067,006
Beginning balance, value at Mar. 31, 2021		$ 1,390	27,052,669	(26,740,324)	4,627	318,362
Beginning balance, shares at Mar. 31, 2021	1,000	13,897,827
Common stock issued for services		$ 15	274,506			274,521
Common stock issued for services,shares		149,179
Net income(loss)				(372,132)		(372,132)
Change in foreign currency translation					333	333
Balance at Jun. 30, 2021		$ 1,405	27,327,175	(27,112,457)	4,960	221,082
Ending balance, shares at Jun. 30, 2021	1,000	14,047,006
Common stock issued for services		$ 2	24,198			24,200
Common stock issued for services,shares		20,000
Net income(loss)				(27,432)		(27,432)
Change in foreign currency translation					(1,941)	(1,941)
Balance at Sep. 30, 2021		$ 1,407	$ 27,351,373	$ (27,139,889)	$ 3,019	$ 215,910
Ending balance, shares at Sep. 30, 2021	1,000	14,067,006